RISK MANAGEMENT - Credit risk model scenarios - Loss allowance (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ (305,457,293)	$ (304,853,883)
Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	8,935,367	10,478,009
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(243,432,271)	(251,981,889)
Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	8,830,940	10,387,285
Loan portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(184,225,973)	(190,129,486)
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of financial assets [line items]
Financial assets	8,429,970	10,006,639
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	8,429,970	10,006,639	$ 10,035,715	$ 9,197,514
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	8,346,843	9,902,575
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	8,402,952	9,983,548
Loan portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	8,522,881	10,157,126
Loans to corporate entities [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(105,824,421)	(110,756,010)
Loans to corporate entities [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	4,262,079	5,363,688
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(104,047,053)	(110,051,750)
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	4,261,931	5,362,893	5,294,600	5,492,746
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	4,218,378	5,309,528
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	4,241,331	5,336,949
Commercial lending portfolio [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	4,286,802	5,430,691
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(1,777,368)	(704,260)
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	148	795	22	1,444
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	8,030	2,505
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	8,293	2,619
Interbank and overnight funds [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	8,854	3,029
Loans to consumers [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(56,791,437)	(57,810,307)
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	3,664,776	4,166,018	4,307,446	3,311,912
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	3,619,488	4,118,656
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	3,651,503	4,168,736
Loans to consumers [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	3,720,068	4,239,720
Mortgages [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(21,609,555)	(21,562,412)
Mortgages [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	502,155	473,315	379,987	352,441
Mortgages [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	499,989	468,275
Mortgages [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	500,866	471,634
Mortgages [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	506,196	480,073
Microcredit [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	(560)	(757)
Microcredit [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member]
Disclosure of financial assets [line items]
Financial assets	960	3,618	$ 53,660	$ 38,971
Microcredit [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario A
Disclosure of financial assets [line items]
Financial assets	958	3,611
Microcredit [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario B
Disclosure of financial assets [line items]
Financial assets	959	3,610
Microcredit [member] | Financial assets at amortised cost, category [member] | Accumulated impairment [member] | Scenario C
Disclosure of financial assets [line items]
Financial assets	$ 961	$ 3,613